SCHWAB CAPITAL TRUST

Laudus International MarketMasters Fund™

Supplement dated December 29, 2016,

to the Prospectus and Statement of Additional Information (SAI), both dated February 25, 2016,

as supplemented June 9, 2016, October 3, 2016, and December 15, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 31, 2016, for Harris Associates L.P. (“Harris Associates”), one of the investment sub-advisers to the Laudus International MarketMasters Fund (the “Fund”), Mike L. Manelli will be added as co-portfolio manager of the Fund, in addition to David G. Herro, who has previously been the Fund’s sole portfolio manager.

1.	In the “Portfolio manager” section on Page 20 of the Prospectus under Harris Associates L.P, the following is added:

Portfolio manager

Mike L. Manelli, CFA, Vice President, Portfolio Manager and International Investment Analyst

Employment experience

Mr. Manelli joined Harris Associates L.P. in 2005. Mr. Manelli has 16 years investment experience and holds a BBA from the University of Iowa.

2.	In the “Sub-Adviser Portfolio Manager Disclosure” section on Page 42 of the SAI under Harris Associates, the following table is added:

Other Accounts. In addition to the Fund, Mike L. Manelli is responsible for the day-to-day management of certain other accounts, as listed below, as of November 30, 2016. Harris Associates is manager to one account whose advisory fees are partially based on performance metrics.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mike L. Manelli	3	$2,643,635,201	15	$2,362,278,778	25	$6,047,121,506

Accounts where compensation is based on account performance.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mike L. Manelli	0	$0	0	$0	1	$161,137,216

Under the sub-section entitled “Ownership of Fund Shares” on page 43 of the SAI, the following sentence is added as the last sentence of the paragraph:

Ownership of Fund Shares. As of November 30, 2016, Mike L. Manelli did not beneficially own any of the Fund’s shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG95111-00 (12/16)

00187890